SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2021
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Schedule of Antidilutive Securities

	December 31,
	2021	2020
Options	1,953,882	1,810,749
Warrants	985,533	—
Total	2,939,415	1,810,749